Deferred Revenues - Summary Of Detailed Information About Deferred Revenue (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Deferred Revenue [Abstract]
Balance, January 1	$ 84,614	$ 35,409
Acquisition (Note 7)	135,409
Cash received in advance of revenue recognition	526,924	167,956
Revenue subsequently recognized	(354,531)	(118,438)
Currency translation effects	7,104	(313)
Ending Balance	399,520	84,614
Current deferred revenues	366,085	84,614
Non-current deferred revenues	$ 33,435	$ 0